Expendable parts and supplies	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Expendable parts and supplies
11.	Expendable parts and supplies

	2022	2021
Material for repair and maintenance	$88,276	$70,929
Other inventories	5,158	4,217

	93,434	75,146
Allowance for obsolescence	(102)	(368)

	$93,332	$74,778

Expendable parts and supplies recognized when used as an expense in the accompanying consolidated statement of profit or loss under “Maintenance, materials and repairs” amount to $25.4 million, (2021: $22.0 million and, 2020: $12.7 million).